Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net (loss)	$ (85,303)	$ (530,307)	$ (807,209)	$ (103,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,500	525,000	532,500
Expense from derivative liability	21,638		142,903
Expense from issuance of convertible note to lender in exchange for lender's waiver of event of default	20,000
Amortization of debt discounts	21,980		37,199
Provision for nonrecoverability of Artemis License Agreement costs				100,000
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	3,177		53,741
Accrued interest	1,565	750	4,551	3,000
Net cash used in operating activities	(14,443)	(4,557)	(36,315)
INVESTING ACTIVITIES
FINANCING ACTIVITIES
Proceeds from note payable to related party		4,557	4,557
Payments on note payable to related party			(38,640)
Proceeds from loans payable to related parties	2,343		8,141
Proceeds from notes payable to third parties	12,100	750	63,250
Net cash provided by financing activities	14,443	5,307	37,308
NET INCREASE (DECREASE) IN CASH		750	993
CASH BALANCE, BEGINNING OF PERIOD	993
CASH BALANCE, END OF PERIOD	993	750	993
Supplemental Disclosures of Cash Flow Information:
Interest paid
Income taxes paid
Non-cash Financing Activity:
Issuance of common stock in settlement of note payable to third party			$ 375